Related Party Balances and Transactions (Details)			12 Months Ended
	Mar. 31, 2027 USD ($)	May 09, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2026 HKD ($)
Related Party Balances and Transactions [Line Items]
Unamortized loan discounts			$ 249,940
Loan repayment of principal and interest						$ 11,700,000
HKD [Member]
Related Party Balances and Transactions [Line Items]
Discounts are amortized to interest expense			7.67%			7.67%
USD [Member]
Related Party Balances and Transactions [Line Items]
Discounts are amortized to interest expense			7.90%			7.90%
King Health Holdings Limited [Member]
Related Party Balances and Transactions [Line Items]
Repayments of debt			$ 600,000
YC to Yee Woo Paper Investment International Limited [Member]
Related Party Balances and Transactions [Line Items]
Unamortized loan discounts			272,398
YC [Member]
Related Party Balances and Transactions [Line Items]
Unamortized loan discounts			249,940
Carrying value of contractual principal amount			(32,121)
Principal and interest loan amount		$ 11,700,000
YC [Member] | Forecast [Member]
Related Party Balances and Transactions [Line Items]
Loan repayable	$ 600,000
Loan repayable date	Mar. 31, 2027
YC [Member]
Related Party Balances and Transactions [Line Items]
Carrying value of contractual principal amount			$ 1,841,413